Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Financial Instruments Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at June 30, 2016
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$2,116	$2,116	$—	$—

Liabilities
Series A warrant liability	$631	$631	$—	$—
Series C warrant liability	193	—	—	193

Total liabilities	$824	$631	$—	$193

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$3,804	$3,804	$—	$—

Liabilities
Series A warrant liability	$1,213	$1,213	$—	$—
Series B warrant liability	865	—	—	865
Series C warrant liability	462	—	—	462

Total common stock warrant liability	$2,540	$1,213	$—	$1,327

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$3,803,929	$3,803,929	—	—

Liabilities
Series A warrant liability	1,212,803	1,212,803	—	—
Series B warrant liability	865,000	—	—	865,000
Series C warrant liability	462,437	—	—	462,437

Total common stock warrant liability	$2,540,240	$1,212,803	—	$1,327,437

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$7,891,888	$7,891,888	$—	$—

Liabilities
Series A warrant liability	857,362	857,362	—	—
Series B warrant liability	17,438,731	—	—	17,438,731

Total common stock warrant liability	$18,296,093	$857,362	—	$17,438,731

Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 warrants, which are treated as liabilities, as follows (dollars in thousands):

	Series A Warrant		Series B Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2015	2,425,605	$1,213	116,580	$865	590,415	$462
Change in value of Series A Warrants	—	(582)	—	—	—	—
De-recognition of Series B Warrant liability upon cashless exercise of warrants (485,202 shares issued)	—	—	(102,300)	(593)	—	—
De-recognition of Series B Warrant liability upon expiration	—	—	(14,280)	—	—	—
Change in value of Series B Warrants	—	—	—	(272)	—	—
Change in value of Series C Warrants	—	—	—	—	—	(269)

Balance at June 30, 2016	2,425,605	$631	—	$—	590,415	$193

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 financial instruments, which are treated as liabilities, as follows:

	Series A Warrant		Series B Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2014	2,449,605	$857,362	2,449,605	$17,438,731	—	$—
Change in value of Series A Warrants	—	397,441	—	—	—	—
De-recognition of Series A Warrant liability upon exercise	(24,000)	(42,000)	—	—	—	—
De-recognition of Series B Warrant liability upon cash exercise of 619,512 warrants in Private Transaction (619,512 shares issued)	—	—	(619,512)	(6,747,765)	—	—
De-recognition of Series B Warrant liability upon cashless exercise of 1,713,045 warrants (5,879,560 shares issued)	—	—	(1,713,045)	(12,527,991)	—	—
De-recognition of Series B Warrant liability upon contribution of 468 warrants back to the Company	—	—	(468)	(3,332)	—	—
Change in value of Series B Warrants	—	—	—	2,705,357	—	—
Record Series C Warrant Liability as inducement charge (589,510 warrants in Private Transaction, 905 warrants in tender offer)	—	—	—	—	590,415	3,049,375
Change in value of Series C Warrants	—	—	—	—	—	(2,586,938)

Balance at December 31, 2015	2,425,605	$1,212,803	116,580	$865,000	590,415	$462,437